Management of financial risk - Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets
Derivative financial liabilities	¥ 165,880	¥ 2,682
Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	1,487,871	1,690,967
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	21,828	393,448
Level 1 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	16,828	388,448
Level 2
Disclosure of fair value measurement of assets
Derivative financial liabilities	165,880	2,682
Level 2 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	1,487,195	1,689,529
Level 3 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	676	1,438
Level 3 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	¥ 5,000	¥ 5,000